Financial Instruments and Derivatives (Details) (USD $)	Dec. 31, 2011
Jan 2012 - Dec 2012 [Member] | Collars [Member] | Natural Gas [Member]
Estimated Fair values of commodity derivatives
Commodity derivatives contract units per day	11,910
Minimum price per unit	$ 4.58
Maximum price per unit	6.42
Jan 2012 - Dec 2012 [Member] | Collars [Member] | Crude Oil [Member]
Estimated Fair values of commodity derivatives
Commodity derivatives contract units per day	3,000
Minimum price per unit	81.69
Maximum price per unit	98.92
Jan 2012 - Dec 2012 [Member] | Swaps [Member] | Natural Gas [Member]
Estimated Fair values of commodity derivatives
Commodity derivatives contract units per day	6,100
Minimum price per unit	4.16
Jan 2012 - Dec 2012 [Member] | Floors sold (put) [Member] | Crude Oil [Member]
Estimated Fair values of commodity derivatives
Commodity derivatives contract units per day	50
Minimum price per unit	55.00
Jan 2012 - Dec 2012 [Member] | Floors purchased (put) [Member] | Crude Oil [Member]
Estimated Fair values of commodity derivatives
Commodity derivatives contract units per day	153
Maximum price per unit	80.00
Jan 2013 - Dec 2013 [Member] | Collars [Member] | Natural Gas [Member]
Estimated Fair values of commodity derivatives
Commodity derivatives contract units per day	12,500
Minimum price per unit	4.50
Maximum price per unit	5.96
Jan 2013 - Dec 2013 [Member] | Collars [Member] | Crude Oil [Member]
Estimated Fair values of commodity derivatives
Commodity derivatives contract units per day	2,763
Minimum price per unit	81.38
Maximum price per unit	97.61
Jan 2013 - Dec 2013 [Member] | Swaps [Member] | Natural Gas [Member]
Estimated Fair values of commodity derivatives
Commodity derivatives contract units per day	6,000
Minimum price per unit	4.13
Jan 2014 - Dec 2014 [ Member] | Collars [Member] | Crude Oil [Member]
Estimated Fair values of commodity derivatives
Commodity derivatives contract units per day	663
Minimum price per unit	85.00
Maximum price per unit	91.25
Jan 2014 - Dec 2014 [ Member] | Ceilings sold (call) [Member] | Natural Gas [Member]
Estimated Fair values of commodity derivatives
Commodity derivatives contract units per day	16,000
Minimum price per unit	5.91
Jan 2015 - Dec 2015 [ Member] | Collars [Member] | Crude Oil [Member]
Estimated Fair values of commodity derivatives
Commodity derivatives contract units per day	259
Minimum price per unit	85.00
Maximum price per unit	$ 91.25